Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related parties	$ 206,928	$ 207,228
Related Party Transaction #1
Due to related parties	206,928	207,228	$ 207,853
Costs and Expenses, Related Party	144,000	144,000	156,000
Related Party Transaction #2
Share-based Payment Arrangement, Noncash Expense	$ 525,800	$ 618,947	$ 669,176